Not FDIC Insured May Lose Value No Bank Guarantee
MS-Q1PH

Statements of Investments
(unaudited)
Franklin Mutual Beacon Fund 2
Franklin Mutual European Fund 7
Franklin Mutual Financial Services Fund 11
Franklin Mutual Global Discovery Fund 14
Franklin Mutual Quest Fund 21
Franklin Mutual Shares Fund 28
Notes to Statements of Investments 35

Franklin Mutual Series Funds
Statement of Investments (unaudited), March 31, 2021
Franklin Mutual Beacon Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 87.0%
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 2,846,329 $ 51,313
Banks 10.3%
ING Groep NV ....................................... Netherlands 7,281,863 88,933,738
JPMorgan Chase & Co. ................................. United States 933,530 142,111,272
Wells Fargo & Co. ..................................... United States 3,283,550 128,288,298
359,333,308
Beverages 3.7%
Heineken NV ........................................ Netherlands 1,265,941 129,947,752
Biotechnology 0.6%
b
Alexion Pharmaceuticals, Inc. ............................ United States 136,500 20,872,215
Chemicals 3.0%
BASF SE ........................................... Germany 1,281,093 106,453,562
Diversified Telecommunication Services 4.8%
Deutsche Telekom AG .................................. Germany 8,320,026 167,662,818
Electrical Equipment 4.2%
b
Sensata Technologies Holding plc ......................... United States 2,506,427 145,247,445
Entertainment 3.5%
b,d
Walt Disney Co. (The) .................................. United States 665,300 122,761,156
Equity Real Estate Investment Trusts (REITs) 3.4%
Brixmor Property Group, Inc. ............................. United States 5,874,076 118,832,557
Health Care Equipment & Supplies 3.8%
Medtronic plc ........................................ United States 1,125,267 132,927,791
Health Care Providers & Services 2.1%
Anthem, Inc. ......................................... United States 208,438 74,818,820
Insurance 3.2%
Hartford Financial Services Group, Inc. (The) ................ United States 1,339,815 89,486,244
Willis Towers Watson plc ................................ United States 100,100 22,910,888
112,397,132
IT Services 3.1%
Cognizant Technology Solutions Corp., A .................... United States 1,364,130 106,565,835
Media 4.3%
b
Charter Communications, Inc., A .......................... United States 245,387 151,408,687
Pharmaceuticals 16.4%
b
Elanco Animal Health, Inc. ............................... United States 995,421 29,315,148
Eli Lilly and Co. ....................................... United States 595,481 111,247,761
GlaxoSmithKline plc ................................... United Kingdom 9,562,835 169,264,601
d
Merck & Co., Inc. ..................................... United States 1,827,729 140,899,629
Novartis AG, ADR ..................................... Switzerland 1,426,080 121,901,318
572,628,457
Semiconductors & Semiconductor Equipment 0.9%
b
Inphi Corp. .......................................... United States 81,300 14,504,733
Xilinx, Inc. ........................................... United States 145,500 18,027,450
32,532,183
Software 6.7%
b
Check Point Software Technologies Ltd. .................... Israel 1,066,373 119,401,785
Oracle Corp. ......................................... United States 1,313,900 92,196,363

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
b
Slack Technologies, Inc., A .............................. United States 516,000 $ 20,965,080
232,563,228
Technology Hardware, Storage & Peripherals 3.8%
d
Western Digital Corp. .................................. United States 1,980,389 132,190,966
Textiles, Apparel & Luxury Goods 7.1%
Cie Financiere Richemont SA ............................ Switzerland 1,443,824 138,655,446
b
Tapestry, Inc. ........................................ United States 2,639,080 108,756,487
247,411,933
Tobacco 2.1%
British American Tobacco plc ............................. United Kingdom 1,926,994 73,235,319
Total Common Stocks (Cost $2,094,963,056) ....................................
3,039,842,477
Preferred Stocks 7.4%
Automobiles 4.0%
e
Porsche Automobil Holding SE, 2.44% ..................... Germany 1,304,588 138,406,340
Technology Hardware, Storage & Peripherals 3.4%
e
Samsung Electronics Co. Ltd., 1.93% ...................... South Korea 1,854,332 120,519,753
Total Preferred Stocks (Cost $93,191,030) ......................................
258,926,093
Warrants
Warrants 0.0%
†
Textiles, Apparel & Luxury Goods 0.0%
†
b
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 2,958,848 1,127,120
Total Warrants (Cost $—) .....................................................
1,127,120
Principal
Amount
*
Corporate Bonds 1.7%
Diversified Telecommunication Services 0.8%
f
Frontier Communications Corp. ,
Senior Note, 10.5%, 9/15/22 ........................... United States 16,691,000 11,454,199
Senior Note, 11%, 9/15/25 ............................. United States 23,907,000 16,391,237
27,845,436
Software 0.9%
g
Veritas US, Inc. / Veritas Bermuda Ltd. ,
Senior Note, 144A, 10.5%, 2/01/24 ...................... United States 22,708,000 23,304,085
Senior Secured Note, 144A, 7.5%, 9/01/25 ................ United States 6,691,000 6,957,971
30,262,056
Total Corporate Bonds (Cost $65,369,042) ......................................
58,107,492
h
Senior Floating Rate Interests 0.3%
Software 0.3%
i,j
Veritas US, Inc., USD Term Loan , B , TBD, 9/01/25 ............. United States 12,579,527 12,618,838
Total Senior Floating Rate Interests (Cost $12,395,179) ..........................
12,618,838

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
†
a,b,k
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 501,447 $ —
a,b,k
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 46,282,735 69,424
a,b,k
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $1,456,075) ...............................
69,424
Total Long Term Investments (Cost $2,267,374,382) .............................
3,370,691,444
a
Short Term Investments 1.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.5%
l
U.S. Treasury Bills ,
6/15/21 ........................................... United States 5,000,000 5,000,000
6/22/21 ........................................... United States 2,000,000 1,999,963
7/01/21 ........................................... United States 12,500,000 12,499,368
d
7/08/21 ........................................... United States 7,500,000 7,499,719
7/22/21 ........................................... United States 18,000,000 17,999,300
8/05/21 ........................................... United States 1,000,000 999,959
8/26/21 ........................................... United States 5,000,000 4,999,643
50,997,952
Total U.S. Government and Agency Securities (Cost $50,989,058) .................
50,997,952
Total Short Term Investments (Cost $50,989,058 ) ................................
50,997,952
a
Total Investments (Cost $2,318,363,440) 97.9% ..................................
$3,421,689,396
Securities Sold Short (2.2)% ..................................................
(76,712,142)
Other Assets, less Liabilities 4.3% .............................................
150,179,847
Net Assets 100.0% ...........................................................
$3,495,157,101
Shares
Securities Sold Short (2.2)%
Common Stocks (2.2)%
Insurance (0.7)%
Aon plc, A ........................................... United States 108,108 (24,876,732)
Pharmaceuticals (0.4)%
AstraZeneca plc, ADR .................................. United Kingdom 289,967 (14,417,159)
Semiconductors & Semiconductor Equipment (0.8)%
Advanced Micro Devices, Inc. ............................ United States 250,754 (19,684,189)
Marvell Technology Group Ltd. ........................... United States 188,860 (9,250,363)
(28,934,552)
Software (0.3)%
salesforce.com, Inc. ................................... United States 40,042 (8,483,699)
Total Common Stocks (Proceeds $78,205,690) ..................................
(76,712,142)
Total Securities Sold Short (Proceeds $78,205,690) ..............................
$(76,712,142)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At March 31, 2021, the aggregate value of these securities pledged amounted to $93,632,334, representing 2.7% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $30,262,056, representing 0.9% of net assets.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A portion or all of the security purchased on a delayed delivery basis.
k
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
l
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 221 $ 32,437,275 6/14/21 $ 507,922
Total Futures Contracts ...................................................................... $507,922
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 1,265,453 1,501,849 4/07/21 $ 17,917 $ —
Euro ............. HSBK Buy 3,186,300 3,872,993 4/07/21 — (136,583)
Euro ............. HSBK Sell 11,503,468 13,607,480 4/07/21 117,958 —
Euro ............. SSBT Sell 4,252,714 5,044,143 4/07/21 57,206 —
Euro ............. UBSW Sell 46,124,127 54,591,989 4/07/21 504,609 —
South Korean Won .. HSBK Buy 41,377,120,829 37,428,422 5/14/21 — (737,095)
South Korean Won .. HSBK Sell 41,377,120,829 36,907,700 5/14/21 216,372 —
South Korean Won .. UBSW Buy 22,943,197,297 20,740,551 5/14/21 — (395,579)
South Korean Won .. UBSW Sell 22,943,197,297 20,509,901 5/14/21 164,929 —
Euro ............. SSBT Sell 12,941,270 15,778,514 5/17/21 590,109 —
Euro ............. UBSW Sell 12,941,270 15,787,573 5/17/21 599,168 —
Euro ............. BOFA Sell 3,861,775 4,678,544 8/23/21 136,316 —
Euro ............. HSBK Sell 14,926,793 17,863,056 8/23/21 306,130 —
Euro ............. SSBT Sell 1,874,628 2,242,384 8/23/21 37,443 —

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 49 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. UBSW Sell 5,398,713 6,594,952 8/23/21 $ 244,975 $ —
Total Forward Exchange Contracts ................................................... $2,993,132 $(1,269,257)
Net unrealized appreciation (depreciation) ............................................ $1,723,875
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), March 31, 2021
Franklin Mutual European Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.7%
Aerospace & Defense 1.9%
BAE Systems plc ..................................... United Kingdom 2,234,016 $ 15,555,592
Auto Components 3.2%
Cie Generale des Etablissements Michelin SCA .............. France 171,844 25,734,925
Banks 6.1%
a
BNP Paribas SA ...................................... France 257,709 15,700,694
CaixaBank SA ........................................ Spain 4,563,741 14,168,233
ING Groep NV ....................................... Netherlands 1,612,920 19,698,669
49,567,596
Beverages 4.4%
Anheuser-Busch InBev SA/NV ........................... Belgium 323,438 20,330,499
Heineken NV ........................................ Netherlands 152,675 15,671,957
36,002,456
Capital Markets 1.6%
Credit Suisse Group AG, A .............................. Switzerland 1,187,914 12,568,704
Chemicals 4.2%
BASF SE ........................................... Germany 225,633 18,749,175
b
Covestro AG, 144A, Reg S .............................. Germany 226,760 15,255,297
34,004,472
Commercial Services & Supplies 1.9%
a
G4S plc ............................................ United Kingdom 4,635,662 15,656,190
Construction & Engineering 1.3%
Vinci SA ............................................ France 98,960 10,134,799
Construction Materials 6.4%
HeidelbergCement AG ................................. Germany 299,418 27,202,189
a
LafargeHolcim Ltd. .................................... Switzerland 425,473 25,022,574
52,224,763
Diversified Telecommunication Services 6.3%
Deutsche Telekom AG .................................. Germany 1,286,312 25,921,397
Hellenic Telecommunications Organization SA ................ Greece 1,576,585 25,294,655
51,216,052
Electrical Equipment 0.3%
a
Siemens Energy AG ................................... Germany 64,972 2,332,058
Energy Equipment & Services 1.4%
Tenaris SA, ADR ...................................... United States 506,016 11,481,503
Health Care Providers & Services 2.3%
Fresenius SE & Co. KGaA ............................... Germany 414,080 18,449,993
Hotels, Restaurants & Leisure 2.8%
a
Accor SA ........................................... France 605,170 22,798,368
Household Durables 0.8%
Berkeley Group Holdings plc ............................. United Kingdom 27,829 1,703,507
Persimmon plc ....................................... United Kingdom 57,576 2,331,815
a
Taylor Wimpey plc ..................................... United Kingdom 899,076 2,235,052
6,270,374
Household Products 2.4%
Reckitt Benckiser Group plc ............................. United Kingdom 218,547 19,559,383

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 2.3%
Siemens AG ......................................... Germany 111,048 $ 18,244,917
Insurance 9.5%
ASR Nederland NV .................................... Netherlands 566,900 25,335,451
a
Conduit Holdings Ltd. .................................. United States 1,190,000 8,447,524
Direct Line Insurance Group plc .......................... United Kingdom 4,185,514 18,065,350
NN Group NV ........................................ Netherlands 523,042 25,512,566
77,360,891
IT Services 2.5%
Capgemini SE ........................................ France 121,415 20,642,061
Machinery 2.8%
a
Vossloh AG .......................................... Germany 451,563 22,503,867
Oil, Gas & Consumable Fuels 5.8%
BP plc .............................................. United Kingdom 4,474,679 18,173,315
Cairn Energy plc ...................................... United Kingdom 6,373,435 14,957,136
Royal Dutch Shell plc, A ................................ Netherlands 726,387 14,118,163
47,248,614
Pharmaceuticals 6.6%
GlaxoSmithKline plc ................................... United Kingdom 1,630,365 28,857,873
Novartis AG ......................................... Switzerland 292,890 25,039,096
53,896,969
Software 1.9%
b
Avast plc, 144A, Reg S ................................. United Kingdom 2,474,452 15,550,377
Textiles, Apparel & Luxury Goods 3.7%
a
adidas AG ........................................... Germany 24,741 7,728,204
Cie Financiere Richemont SA ............................ Switzerland 236,443 22,706,445
30,434,649
Tobacco 2.2%
British American Tobacco plc ............................. United Kingdom 476,518 18,110,045
Trading Companies & Distributors 6.4%
a
Kloeckner & Co. SE ................................... Germany 1,458,264 18,363,773
Rexel SA ........................................... France 1,692,189 33,492,560
51,856,333
Wireless Telecommunication Services 1.7%
Vodafone Group plc ................................... United Kingdom 7,772,597 14,171,867
Total Common Stocks (Cost $665,208,062) .....................................
753,577,818
Warrants
Warrants 0.0%
†
Textiles, Apparel & Luxury Goods 0.0%
†
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 472,886 180,138
Total Warrants (Cost $—) .....................................................
180,138
Total Long Term Investments (Cost $665,208,062) ...............................
753,757,956
a

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Short Term Investments 1.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.6%
c
U.S. Treasury Bills ,
4/01/21 ........................................... United States 1,900,000 $ 1,900,000
7/01/21 ........................................... United States 5,000,000 4,999,747
7/08/21 ........................................... United States 3,000,000 2,999,888
8/26/21 ........................................... United States 3,000,000 2,999,786
12,899,421
Total U.S. Government and Agency Securities (Cost $12,897,619) .................
12,899,421
Total Short Term Investments (Cost $12,897,619 ) ................................
12,899,421
a
Total Investments (Cost $678,105,681) 94.3% ...................................
$766,657,377
Other Assets, less Liabilities 5.7% .............................................
46,306,584
Net Assets 100.0% ...........................................................
$812,963,961
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $30,805,674, representing 3.8% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,104 $ 162,039,600 6/14/21 $ 2,538,651
Foreign Exchange GBP/USD ................... Short 1,241 106,888,881 6/14/21 917,031
Total Futures Contracts ...................................................................... $3,455,682
*
As of period end.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 49 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNY Sell 1,429,790 1,682,239 4/07/21 $ 5,599 $ —
Euro ............. BOFA Sell 1,000,000 1,185,710 4/07/21 13,062 —
Euro ............. HSBK Sell 2,172,997 2,577,196 4/07/21 29,035 —
Euro ............. SSBT Sell 2,326,093 2,758,979 4/07/21 31,290 —
Euro ............. UBSW Sell 19,722,042 23,348,201 4/07/21 221,181 —
Swedish Krona ..... HSBK Buy 92,256,244 11,055,808 4/16/21 — (491,954)
Swedish Krona ..... HSBK Sell 92,256,245 11,118,760 4/16/21 554,906 —
British Pound ...... BOFA Sell 1,468,253 2,003,519 4/23/21 — (20,488)
British Pound ...... HSBK Sell 1,865,691 2,543,328 4/23/21 — (28,552)
British Pound ...... UBSW Buy 1,680,100 2,353,361 4/23/21 — (37,320)
Euro ............. SSBT Sell 54,873,300 66,898,896 5/17/21 2,497,342 —
Euro ............. UBSW Sell 53,635,248 65,431,784 5/17/21 2,483,260 —
Swiss Franc ....... HSBK Sell 25,405,623 28,620,894 5/17/21 1,706,956 —
Swiss Franc ....... UBSW Sell 31,480,485 35,268,912 5/17/21 1,919,451 —
British Pound ...... HSBK Sell 36,125,721 49,890,686 5/19/21 86,273 —
British Pound ...... SSBT Sell 1,128,232 1,540,194 5/19/21 — (15,233)
British Pound ...... UBSW Sell 889,216 1,227,009 5/19/21 1,099 —
Euro ............. BOFA Sell 6,113,635 7,307,995 8/23/21 117,124 —
Euro ............. HSBK Sell 26,253,994 31,849,597 8/23/21 969,592 —
Euro ............. SSBT Sell 3,073,577 3,675,564 8/23/21 60,415 —
Euro ............. UBSW Sell 5,008,893 6,145,451 8/23/21 253,980 —
Total Forward Exchange Contracts ................................................... $10,950,565 $(593,547)
Net unrealized appreciation (depreciation) ............................................ $10,357,018
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), March 31, 2021
Franklin Mutual Financial Services Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.6%
Banks 44.3%
a
AB&T Financial Corp. .................................. United States 226,100 $ 118,929
Bank of America Corp. ................................. United States 215,100 8,322,219
Barclays plc ......................................... United Kingdom 5,614,368 14,375,864
b
BAWAG Group AG, 144A, Reg S .......................... Austria 220,031 11,348,441
c
BNP Paribas SA ...................................... France 220,240 13,417,928
CaixaBank SA ........................................ Spain 3,299,414 10,243,103
Citizens Financial Group, Inc. ............................ United States 315,500 13,929,325
c
Credito Valtellinese SpA ................................ Italy 1,198,613 17,130,171
First Horizon Corp. .................................... United States 712,129 12,042,101
ING Groep NV ....................................... Netherlands 1,121,326 13,694,808
JPMorgan Chase & Co. ................................. United States 37,080 5,644,688
PNC Financial Services Group, Inc. (The) ................... United States 24,200 4,244,922
Primis Financial Corp. .................................. United States 649,760 9,447,510
Shinsei Bank Ltd. ..................................... Japan 271,911 4,394,369
Standard Chartered plc ................................. United Kingdom 1,058,417 7,286,721
Synovus Financial Corp. ................................ United States 287,511 13,153,628
c
UniCredit SpA ........................................ Italy 391,507 4,135,076
Wells Fargo & Co. ..................................... United States 308,970 12,071,458
175,001,261
Capital Markets 6.0%
Credit Suisse Group AG, A .............................. Switzerland 774,893 8,198,743
c
Deutsche Bank AG .................................... Germany 1,140,770 13,643,585
b
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,396,063 2,020,322
23,862,650
Consumer Finance 3.8%
Capital One Financial Corp. ............................. United States 117,010 14,887,182
Diversified Financial Services 6.3%
M&G plc ............................................ United Kingdom 2,499,279 7,141,074
Voya Financial, Inc. .................................... United States 276,250 17,580,550
24,721,624
Household Durables 2.1%
c
Cairn Homes plc ...................................... Ireland 6,659,782 8,124,161
Insurance 32.3%
c
Alleghany Corp. ...................................... United States 20,247 12,680,494
ASR Nederland NV .................................... Netherlands 339,738 15,183,305
c
Brighthouse Financial, Inc. .............................. United States 50,400 2,230,200
c
BRP Group, Inc., A .................................... United States 141,661 3,860,262
China Pacific Insurance Group Co. Ltd., H ................... China 1,123,400 4,446,530
c
Conduit Holdings Ltd. .................................. United States 1,295,000 9,192,894
Direct Line Insurance Group plc .......................... United Kingdom 2,221,610 9,588,825
Everest Re Group Ltd. ................................. United States 54,700 13,555,207
Hartford Financial Services Group, Inc. (The) ................ United States 312,572 20,876,684
International General Insurance Holdings Ltd. ................ Jordan 1,062,755 8,682,708
MetLife, Inc. ......................................... United States 162,770 9,894,788
NN Group NV ........................................ Netherlands 280,396 13,676,954
T&D Holdings, Inc. .................................... Japan 284,369 3,659,154
127,528,005
Real Estate Management & Development 0.0%
†
c
Dolphin Capital Investors Ltd. ............................ United Kingdom 3,979,650 208,451

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Thrifts & Mortgage Finance 0.8%
c
Indiabulls Housing Finance Ltd. ........................... India 1,200,419 $ 3,247,126
Total Common Stocks (Cost $315,896,285) .....................................
377,580,460
Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.0%
d
U.S. Treasury Bills ,
4/01/21 ........................................... United States 2,000,000 2,000,000
7/01/21 ........................................... United States 2,000,000 1,999,899
3,999,899
Total U.S. Government and Agency Securities (Cost $3,999,596) ..................
3,999,899
Total Short Term Investments (Cost $3,999,596 ) .................................
3,999,899
a
Total Investments (Cost $319,895,881) 96.6% ...................................
$381,580,359
Other Assets, less Liabilities 3.4% .............................................
13,556,300
Net Assets 100.0% ...........................................................
$395,136,659
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 7 regarding holdings of 5% voting securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $13,368,763, representing 3.4% of net assets.
c
Non-income producing.
d
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 49 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 9,100,050 6/14/21 $ 142,614
Foreign Exchange GBP/USD ................... Short 112 9,646,700 6/14/21 82,611
Total Futures Contracts ...................................................................... $225,225
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 30,406 36,086 4/07/21 $ 431 $ —
Euro ............. HSBK Sell 1,186,785 1,410,687 4/07/21 19,005 —
Euro ............. SSBT Sell 369,471 438,229 4/07/21 4,970 —
Euro ............. UBSW Sell 8,014,287 9,495,916 4/07/21 97,975 —
British Pound ...... HSBK Sell 1,352,619 1,806,456 4/23/21 — (58,149)
British Pound ...... SSBT Sell 702,457 952,871 4/23/21 — (15,474)
British Pound ...... UBSW Sell 7,430,247 10,106,456 4/23/21 — (136,243)
Euro ............. SSBT Sell 13,162,538 16,048,292 5/17/21 600,199 —
Euro ............. UBSW Sell 13,162,538 16,057,506 5/17/21 609,413 —
Japanese Yen ...... UBSW Sell 863,008,047 8,196,972 5/17/21 399,899 —
Swiss Franc ....... BOFA Buy 331,455 351,714 5/17/21 — (582)
Swiss Franc ....... HSBK Buy 41,532 44,660 5/17/21 — (662)
Swiss Franc ....... HSBK Sell 4,545,716 5,121,010 5/17/21 305,418 —
Swiss Franc ....... UBSW Buy 1,290,024 1,370,992 5/17/21 — (4,379)
Swiss Franc ....... UBSW Sell 4,848,845 5,453,173 5/17/21 316,456 —
British Pound ...... HSBK Sell 10,652,566 14,770,571 5/19/21 84,504 —
British Pound ...... SSBT Sell 597,172 818,934 5/19/21 — (4,352)
British Pound ...... UBSW Sell 1,660,438 2,302,514 5/19/21 13,365 —
Euro ............. BOFA Sell 2,692,007 3,286,887 8/23/21 120,542 —
Euro ............. HSBK Sell 7,028,519 8,536,718 8/23/21 269,757 —
Euro ............. SSBT Sell 2,561,023 3,042,290 8/23/21 30,008 —
Euro ............. UBSW Sell 1,740,318 2,135,210 8/23/21 88,244 —
Total Forward Exchange Contracts ................................................... $2,960,186 $(219,841)
Net unrealized appreciation (depreciation) ............................................ $2,740,345
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), March 31, 2021
Franklin Mutual Global Discovery Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.9%
Aerospace & Defense 1.5%
BAE Systems plc ..................................... United Kingdom 21,813,405 $ 151,888,089
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 3,819,425 68,857
Automobiles 1.6%
b
General Motors Co. .................................... United States 2,874,252 165,154,520
Banks 8.0%
Citigroup, Inc. ........................................ United States 2,029,040 147,612,660
ING Groep NV ....................................... Netherlands 19,204,674 234,547,593
JPMorgan Chase & Co. ................................. United States 1,382,656 210,481,723
Wells Fargo & Co. ..................................... United States 5,893,904 230,274,829
822,916,805
Beverages 1.2%
Heineken NV ........................................ Netherlands 1,242,920 127,584,666
Biotechnology 0.7%
b
Alexion Pharmaceuticals, Inc. ............................ United States 496,900 75,980,979
Building Products 1.6%
Johnson Controls International plc ......................... United States 2,845,807 169,809,304
Capital Markets 2.2%
Credit Suisse Group AG, A .............................. Switzerland 16,074,469 170,075,655
d
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 41,520,689 60,086,941
230,162,596
Chemicals 3.2%
BASF SE ........................................... Germany 2,257,202 187,564,207
d
Covestro AG, 144A, Reg S .............................. Germany 2,065,943 138,986,481
326,550,688
Communications Equipment 1.1%
Cisco Systems, Inc. ................................... United States 2,128,930 110,086,970
Construction Materials 1.4%
b
LafargeHolcim Ltd. .................................... Switzerland 2,426,231 142,689,537
Consumer Finance 2.0%
Capital One Financial Corp. ............................. United States 1,623,965 206,617,067
Containers & Packaging 1.0%
International Paper Co. ................................. United States 1,947,148 105,282,292
Diversified Financial Services 2.0%
Voya Financial, Inc. .................................... United States 3,206,753 204,077,761
Diversified Telecommunication Services 1.9%
Deutsche Telekom AG .................................. Germany 9,901,804 199,538,362
Entertainment 1.8%
b,e
Walt Disney Co. (The) .................................. United States 984,461 181,652,744
Food Products 1.9%
Kraft Heinz Co. (The) .................................. United States 4,791,600 191,664,000
Health Care Equipment & Supplies 2.3%
Medtronic plc ........................................ United States 2,033,901 240,264,725
Health Care Providers & Services 4.8%
Anthem, Inc. ......................................... United States 578,928 207,806,206

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ..................................... United States 3,786,266 $ 284,840,791
492,646,997
Hotels, Restaurants & Leisure 1.2%
b
Accor SA ........................................... France 3,304,687 124,496,373
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 12,864,150 168,906,290
Insurance 9.4%
b
Alleghany Corp. ...................................... United States 148,961 93,292,785
China Pacific Insurance Group Co. Ltd., H ................... China 28,811,032 114,036,944
Everest Re Group Ltd. ................................. United States 349,900 86,708,719
Hartford Financial Services Group, Inc. (The) ................ United States 4,914,187 328,218,551
NN Group NV ........................................ Netherlands 4,742,775 231,339,659
Willis Towers Watson plc ................................ United States 503,500 115,241,080
968,837,738
IT Services 2.5%
Capgemini SE ........................................ France 336,473 57,204,597
Cognizant Technology Solutions Corp., A .................... United States 2,575,090 201,166,031
258,370,628
Media 2.5%
b
Charter Communications, Inc., A .......................... United States 422,965 260,977,864
Oil, Gas & Consumable Fuels 8.5%
BP plc .............................................. United Kingdom 59,232,197 240,563,708
Canadian Natural Resources Ltd. ......................... Canada 5,694,700 176,033,653
Inter Pipeline Ltd. ..................................... Canada 2,299,272 32,875,492
Kinder Morgan, Inc. .................................... United States 10,051,858 167,363,436
Williams Cos., Inc. (The) ................................ United States 11,268,735 266,956,332
883,792,621
Pharmaceuticals 9.8%
b
Elanco Animal Health, Inc. ............................... United States 1,551,097 45,679,807
Eli Lilly and Co. ....................................... United States 963,326 179,968,563
GlaxoSmithKline plc ................................... United Kingdom 16,933,085 299,719,892
e
Merck & Co., Inc. ..................................... United States 3,285,473 253,277,114
Novartis AG, ADR ..................................... Switzerland 2,728,776 233,255,772
1,011,901,148
Semiconductors & Semiconductor Equipment 2.6%
b
Inphi Corp. .......................................... United States 175,900 31,382,319
b
Renesas Electronics Corp. .............................. Japan 13,828,614 151,406,954
Xilinx, Inc. ........................................... United States 705,200 87,374,280
270,163,553
Software 4.6%
b
Avaya Holdings Corp. .................................. United States 537 15,052
b
Check Point Software Technologies Ltd. .................... Israel 1,702,597 190,639,786
Oracle Corp. ......................................... United States 2,843,300 199,514,361
b
Slack Technologies, Inc., A .............................. United States 2,102,700 85,432,701
475,601,900
Technology Hardware, Storage & Peripherals 4.4%
Catcher Technology Co. Ltd. ............................. Taiwan 7,238,000 53,925,992
Samsung Electronics Co. Ltd. ............................ South Korea 2,576,228 187,024,861

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
e
Western Digital Corp. .................................. United States 3,170,629 $ 211,639,486
452,590,339
Textiles, Apparel & Luxury Goods 1.4%
Cie Financiere Richemont SA ............................ Switzerland 1,537,099 147,612,969
Tobacco 3.4%
Altria Group, Inc. ...................................... United States 2,606,727 133,360,153
British American Tobacco plc ............................. United Kingdom 5,861,984 222,784,436
356,144,589
Wireless Telecommunication Services 0.8%
Vodafone Group plc ................................... United Kingdom 42,690,058 77,837,280
Total Common Stocks (Cost $6,894,055,282) ....................................
9,601,870,251
Preferred Stocks 1.2%
Automobiles 1.2%
f
Volkswagen AG, 2.04% ................................. Germany 439,987 123,150,996
Total Preferred Stocks (Cost $60,355,997) ......................................
123,150,996
Warrants
Warrants 0.0%
†
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 282,866 2,308,186
Textiles, Apparel & Luxury Goods 0.0%
†
b
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 3,074,198 1,171,061
Total Warrants (Cost $—) .....................................................
3,479,247
Principal
Amount
*
Corporate Bonds 3.8%
Airlines 1.9%
d
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 40,715,000 42,422,587
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 3,257,000 3,468,379
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 77,131,000 95,506,689
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 47,777,000 52,435,258
193,832,913
Diversified Telecommunication Services 1.7%
g
Frontier Communications Corp. ,
Senior Note, 10.5%, 9/15/22 ........................... United States 117,895,000 80,905,444
Senior Note, 11%, 9/15/25 ............................. United States 133,179,000 91,310,852
172,216,296
Multiline Retail 0.2%
d
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 19,531,000 21,624,919
Total Corporate Bonds (Cost $421,207,072) .....................................
387,674,128

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests 0.1%
Airlines 0.1%
i,j
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term
Loan , TBD, 4/20/28 .................................. United States 8,515,000 $ 8,734,559
Total Senior Floating Rate Interests (Cost $8,429,850) ...........................
8,734,559
Shares
Companies in Liquidation 0.0%
†
a,b,k
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,297,978 —
a,b,k
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 142,325,613 213,488
a,b,k
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $4,500,343) ...............................
213,488
Total Long Term Investments (Cost $7,388,548,544) .............................
10,125,122,669
a
Short Term Investments 1.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.6%
l
U.S. Treasury Bills ,
7/01/21 ........................................... United States 57,200,000 57,197,108
7/08/21 ........................................... United States 20,000,000 19,999,251
7/22/21 ........................................... United States 23,000,000 22,999,106
8/12/21 ........................................... United States 2,000,000 1,999,910
8/26/21 ........................................... United States 65,000,000 64,995,355
167,190,730
Total U.S. Government and Agency Securities (Cost $167,164,291) ................
167,190,730
Total Short Term Investments (Cost $167,164,291 ) ...............................
167,190,730
a
Total Investments (Cost $7,555,712,835) 99.6% ..................................
$10,292,313,399
Securities Sold Short (3.2)% ..................................................
(327,601,094)
Other Assets, less Liabilities 3.6% .............................................
373,279,705
Net Assets 100.0% ...........................................................
$10,337,992,010
Shares
Securities Sold Short (3.2)%
Common Stocks (3.2)%
Insurance (1.2)%
Aon plc, A ........................................... United States 543,780 (125,129,216)
Pharmaceuticals (0.5)%
AstraZeneca plc, ADR .................................. United Kingdom 1,055,565 (52,482,692)
Semiconductors & Semiconductor Equipment (1.1)%
Advanced Micro Devices, Inc. ............................ United States 1,215,342 (95,404,347)
Marvell Technology Group Ltd. ........................... United States 408,616 (20,014,011)
(115,418,358)

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
a a
Country Shares
a
Value
a a a a a a
Software (0.4)%
salesforce.com, Inc. ................................... United States 163,170 (34,570,828)
Total Common Stocks (Proceeds $332,774,369) .................................
(327,601,094)
Total Securities Sold Short (Proceeds $332,774,369) .............................
$(327,601,094)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $414,531,254, representing 4.0% of net assets.
e
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At March 31, 2021, the aggregate value of these securities pledged amounted to $383,362,227, representing 3.7% of net assets.
f
Variable rate security. The rate shown represents the yield at period end.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A portion or all of the security purchased on a delayed delivery basis.
k
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
l
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 2,929 $ 429,903,975 6/14/21 $ 6,735,663
Foreign Exchange GBP/USD ................... Short 2,714 233,760,212 6/14/21 2,009,709
Total Futures Contracts ...................................................................... $8,745,372
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 2,043,329 2,423,209 4/07/21 $ 27,103 $ —
Euro ............. HSBK Buy 1,276,500 1,542,944 4/07/21 — (46,058)
Euro ............. HSBK Sell 13,513,078 16,050,069 4/07/21 203,980 —
Euro ............. SSBT Sell 7,761,160 9,205,512 4/07/21 104,401 —
Euro ............. UBSW Buy 3,000,000 3,579,873 4/07/21 — (61,928)
Euro ............. UBSW Sell 143,580,709 170,034,178 4/07/21 1,664,501 —
British Pound ...... HSBK Sell 5,034,819 6,788,290 4/23/21 — (152,278)
British Pound ...... UBSW Buy 1,080,589 1,513,610 4/23/21 — (24,003)
South Korean Won .. HSBK Buy 26,812,728,450 24,550,378 5/14/21 — (774,084)
South Korean Won .. HSBK Sell 32,265,574,855 28,780,353 5/14/21 168,726 —
South Korean Won .. UBSW Buy 41,335,881,188 37,687,102 5/14/21 — (1,032,343)
South Korean Won .. UBSW Sell 43,891,886,811 39,256,475 5/14/21 335,169 —
Canadian Dollar .... HSBK Sell 24,095,932 19,263,240 5/17/21 89,433 —
Canadian Dollar .... UBSW Sell 15,673,008 12,458,819 5/17/21 — (12,631)
Euro ............. HSBK Sell 2,191,701 2,658,306 5/17/21 86,035 —
Euro ............. SSBT Sell 55,196,809 67,298,158 5/17/21 2,516,921 —
Euro ............. UBSW Sell 55,196,810 67,336,796 5/17/21 2,555,559 —
Swiss Franc ....... BOFA Buy 6,875,732 7,296,004 5/17/21 — (12,064)
Swiss Franc ....... HSBK Buy 861,538 926,425 5/17/21 — (13,738)
Swiss Franc ....... HSBK Sell 94,296,854 106,230,825 5/17/21 6,335,628 —
Swiss Franc ....... UBSW Buy 26,760,419 28,440,012 5/17/21 — (90,844)
Swiss Franc ....... UBSW Sell 100,584,991 113,121,250 5/17/21 6,564,595 —
British Pound ...... BNY Sell 89,549 123,034 5/19/21 — (423)
British Pound ...... HSBK Sell 42,009,751 57,830,806 5/19/21 — (85,571)
British Pound ...... UBSW Sell 6,491,281 8,973,289 5/19/21 24,140 —
New Taiwan Dollar .. HSBK Sell 662,222,106 23,367,047 5/28/21 — (24,458)
New Taiwan Dollar .. UBSW Sell 734,711,894 25,947,615 5/28/21 — (4,429)
South Korean Won .. HSBK Buy 10,127,418,375 9,099,276 6/18/21 — (118,433)
South Korean Won .. HSBK Sell 81,751,462,429 74,037,900 6/18/21 1,541,928 —
South Korean Won .. UBSW Buy 35,282,627,325 32,221,577 6/18/21 — (933,473)
South Korean Won .. UBSW Sell 114,087,753,243 103,035,854 6/18/21 1,864,547 —
Euro ............. HSBK Sell 152,684,140 185,408,983 8/23/21 5,821,568 —

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 49 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. UBSW Sell 1,949,414 2,391,751 8/23/21 $ 98,847 $ —
Total Forward Exchange Contracts ................................................... $30,003,081 $(3,386,758)
Net unrealized appreciation (depreciation) ............................................ $26,616,323
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), March 31, 2021
Franklin Mutual Quest Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 78.7%
Aerospace & Defense 3.0%
BAE Systems plc ..................................... United Kingdom 3,919,425 $ 27,291,199
Huntington Ingalls Industries, Inc. ......................... United States 356,000 73,282,600
100,573,799
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 2,548,299 45,941
Banks 0.2%
b
BNP Paribas SA ...................................... France 95,227 5,801,621
Beverages 0.6%
Heineken NV ........................................ Netherlands 192,840 19,794,860
Biotechnology 2.6%
b
Alexion Pharmaceuticals, Inc. ............................ United States 585,600 89,544,096
Chemicals 0.8%
b,d
Advanced Emissions Solutions, Inc. ....................... United States 1,674,036 9,207,198
e
Covestro AG, 144A, Reg S .............................. Germany 291,951 19,641,027
28,848,225
Commercial Services & Supplies 2.8%
b
G4S plc ............................................ United Kingdom 27,592,187 93,188,095
Diversified Financial Services 3.4%
M&G plc ............................................ United Kingdom 5,362,814 15,322,920
f
Voya Financial, Inc. .................................... United States 1,557,986 99,150,229
114,473,149
Diversified Telecommunication Services 8.7%
Deutsche Telekom AG .................................. Germany 2,508,794 50,556,509
b
Liberty Global plc, C ................................... United Kingdom 1,898,720 48,493,309
a,b,c,d
Sorenson Communications LLC, Membership Interests ......... United States 224,279 168,209,173
a,b,c
Windstream Holdings, Inc. ............................... United States 1,623,438 24,543,389
291,802,380
Electric Utilities 1.3%
Entergy Corp. ........................................ United States 262,100 26,071,087
Evergy, Inc. .......................................... United States 308,600 18,370,958
44,442,045
Entertainment 0.6%
b,f
Walt Disney Co. (The) .................................. United States 102,500 18,913,300
Equity Real Estate Investment Trusts (REITs) 1.1%
Brixmor Property Group, Inc. ............................. United States 653,000 13,210,190
Uniti Group, Inc. ...................................... United States 1,379,640 15,217,429
Vornado Realty Trust ................................... United States 176,000 7,988,640
36,416,259
Health Care Equipment & Supplies 0.3%
Medtronic plc ........................................ United States 102,143 12,066,153
Health Care Providers & Services 0.3%
Anthem, Inc. ......................................... United States 27,500 9,871,125
Insurance 14.5%
ASR Nederland NV .................................... Netherlands 1,510,686 67,514,396
b
Brighthouse Financial, Inc. .............................. United States 328,459 14,534,311
b
Conduit Holdings Ltd. .................................. United States 2,455,000 17,427,455

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Direct Line Insurance Group plc .......................... United Kingdom 8,967,550 $ 38,705,384
Everest Re Group Ltd. ................................. United States 334,566 82,908,801
f
Hartford Financial Services Group, Inc. (The) ................ United States 1,303,790 87,080,134
NN Group NV ........................................ Netherlands 1,223,210 59,664,855
RSA Insurance Group plc ............................... United Kingdom 3,472,819 32,574,475
Willis Towers Watson plc ................................ United States 378,196 86,561,501
486,971,312
IT Services 0.9%
Cognizant Technology Solutions Corp., A .................... United States 380,689 29,739,425
Media 0.8%
b
Charter Communications, Inc., A .......................... United States 6,670 4,115,524
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 13,695,834 24,652,501
28,768,025
Oil, Gas & Consumable Fuels 5.7%
BP plc .............................................. United Kingdom 15,464,945 62,808,822
ENEOS Holdings, Inc. .................................. Japan 4,367,756 19,815,953
Inter Pipeline Ltd. ..................................... Canada 732,549 10,474,145
Royal Dutch Shell plc, A ................................ Netherlands 1,122,432 22,061,800
f
Williams Cos., Inc. (The) ................................ United States 3,292,500 77,999,325
193,160,045
Pharmaceuticals 8.6%
b
Elanco Animal Health, Inc. ............................... United States 596,821 17,576,378
f
Eli Lilly and Co. ....................................... United States 42,500 7,939,850
GlaxoSmithKline plc ................................... United Kingdom 6,606,675 116,939,821
f
Merck & Co., Inc. ..................................... United States 1,469,800 113,306,882
Novartis AG, ADR ..................................... Switzerland 394,006 33,679,633
289,442,564
Semiconductors & Semiconductor Equipment 3.8%
b
Inphi Corp. .......................................... United States 284,300 50,721,963
Xilinx, Inc. ........................................... United States 633,450 78,484,455
129,206,418
Software 7.7%
b
Check Point Software Technologies Ltd. .................... Israel 648,732 72,638,522
NortonLifeLock, Inc. ................................... United States 1,264,204 26,876,977
Oracle Corp. ......................................... United States 912,426 64,024,932
b
Slack Technologies, Inc., A .............................. United States 2,361,800 95,959,934
259,500,365
Specialty Retail 0.0%
a,b,d
Wayne Services Legacy, Inc. ............................. United States 7,104 —
Technology Hardware, Storage & Peripherals 1.0%
f
Western Digital Corp. .................................. United States 488,082 32,579,473
Tobacco 7.9%
Altria Group, Inc. ...................................... United States 1,494,845 76,476,270
British American Tobacco plc ............................. United Kingdom 2,788,247 105,967,201
Imperial Brands plc .................................... United Kingdom 4,063,865 83,300,897
265,744,368

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services 2.1%
Vodafone Group plc ................................... United Kingdom 38,321,892 $ 69,872,752
Total Common Stocks (Cost $2,320,425,422) ....................................
2,650,765,795
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.0%
†
a,b
Windstream Holdings, Inc., 9/21/55 ........................ United States 91,545 1,383,992
Media 0.0%
†
a,b
Cxloyalty Group Holdings, Inc., 4/10/24 ..................... United States 48,381 —
a,b
Lee Enterprises, Inc., 12/31/22 ........................... United States 1,110,000 750,471
750,471
Software 0.1%
b
Avaya Holdings Corp., 12/15/22 .......................... United States 238,245 1,944,079
Total Warrants (Cost $9,242,827) ..............................................
4,078,542
Principal
Amount
*
Corporate Bonds 10.7%
Airlines 3.0%
e
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 32,324,000 33,679,669
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,586,000 2,753,831
e
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 39,357,000 48,733,412
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 15,498,000 17,009,055
102,175,967
Diversified Telecommunication Services 3.7%
g
Frontier Communications Corp. ,
Senior Note, 8.875%, 9/15/20 .......................... United States 21,382,000 14,272,485
Senior Note, 10.5%, 9/15/22 ........................... United States 77,063,000 52,884,484
Senior Note, 11%, 9/15/25 ............................. United States 41,812,000 28,667,352
g
Intelsat Jackson Holdings SA , Senior Bond , 5.5% , 8/01/23 ...... Luxembourg 45,750,000 28,136,250
123,960,571
Machinery 0.6%
e
Navistar International Corp. ,
Senior Note, 144A, 6.625%, 11/01/25 .................... United States 13,500,000 14,023,530
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 7,061,400 7,771,953
21,795,483
Media 0.7%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Note , 4.5% , 2/01/24 ....... United States 1,642,000 1,796,856
iHeartCommunications, Inc. , Senior Note , 8.375% , 5/01/27 ......
United States 20,000,000 21,475,000
23,271,856
Multiline Retail 1.0%
e
Macy's Retail Holdings LLC , Senior Note , 144A, 5.875% , 4/01/29 . United States 25,000,000 25,683,250
e
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 6,246,000 6,915,634
32,598,884

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Software 1.2%
e
Veritas US, Inc. / Veritas Bermuda Ltd. ,
Senior Note, 144A, 10.5%, 2/01/24 ...................... United States 30,222,000 $ 31,015,327
Senior Secured Note, 144A, 7.5%, 9/01/25 ................ United States 8,935,000 9,291,507
40,306,834
Wireless Telecommunication Services 0.5%
e,g
Intelsat Connect Finance SA , Senior Note , 144A, 9.5% , 2/15/23 .. Luxembourg 48,845,000 16,759,941
Total Corporate Bonds (Cost $396,104,041) .....................................
360,869,536
h
Senior Floating Rate Interests 2.3%
Airlines 0.2%
i,j
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term
Loan , TBD, 4/20/28 .................................. United States 6,760,000 6,934,307
Diversified Telecommunication Services 0.3%
Intelsat Jackson Holdings SA, Term Loan , B3 , 8% , ( 1-month USD
LIBOR + 4.75% ), 11/27/23 ............................. Luxembourg 8,000,000 8,150,920
Health Care Providers & Services 1.0%
Envision Healthcare Corp., Initial Term Loan , 3.865% , ( 1-month USD
LIBOR + 3.75% ), 10/10/25 ............................. United States 40,126,497 34,751,353
Machinery 0.3%
Navistar, Inc., Term Loan , B , 3.62% , ( 1-month USD LIBOR + 3.5% ),
11/06/24 .......................................... United States 9,989,948 10,008,679
Software 0.5%
i,j
Veritas US, Inc., USD Term Loan , B , TBD, 9/01/25 ............. United States 16,800,503 16,853,005
Total Senior Floating Rate Interests (Cost $79,228,278) ..........................
76,698,264
Asset-Backed Securities 0.2%
Airlines 0.2%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 .
United States 5,864,424 5,867,396
Total Asset-Backed Securities (Cost $5,776,458) ................................
5,867,396
Shares
Companies in Liquidation 0.0%
†
a,b,k
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,b,k
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,531,470 —
a,b,k
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 104,175,133 156,262
a,b,k
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $3,234,626) ...............................
156,262
Total Long Term Investments (Cost $2,814,011,652) .............................
3,098,435,795
a

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Exchange-Traded
Equity Options
Hartford Financial Services Group, Inc. (The), June Strike Price
$75.00, Expires 6/18/21 ............................... 1,500 12,591,251 $ 247,500
Total Options Purchased (Cost $328,164) ......................................
247,500
Short Term Investments 5.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 5.4%
l
U.S. Treasury Bills ,
4/27/21 ........................................... United States 50,000,000 49,999,639
f
6/01/21 ........................................... United States 20,000,000 19,999,661
6/10/21 ........................................... United States 10,000,000 9,999,757
7/01/21 ........................................... United States 6,800,000 6,799,656
8/05/21 ........................................... United States 40,000,000 39,998,343
f
8/12/21 ........................................... United States 10,500,000 10,499,528
f
8/26/21 ........................................... United States 35,000,000 34,997,499
9/02/21 ........................................... United States 11,000,000 10,999,059
183,293,142
Total U.S. Government and Agency Securities (Cost $183,272,927) ................
183,293,142
Total Short Term Investments (Cost $183,272,927 ) ...............................
183,293,142
a
Total Investments (Cost $2,997,612,743) 97.4% ..................................
$3,281,976,437
Options Written (0.0)%
†
......................................................
(620,000)
Securities Sold Short (9.2)% ..................................................
(311,103,727)
Other Assets, less Liabilities 11.9% ............................................
396,303,434
Net Assets 100.0% ...........................................................
$3,366,556,144
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Puts - Exchange-Traded
Equity Options
Hartford Financial Services Group, Inc. (The), May Strike Price
$65.00, Expires 5/21/21 ............................... 2,000 16,788,334 (620,000)
(620,000)
Total Options Written (Premiums received $599,516) ............................
$ (620,000)
Country Shares
Securities Sold Short (9.2)%
Common Stocks (9.2)%
Insurance (2.8)%
Aon plc, A ........................................... United States 408,474 (93,993,952)
Pharmaceuticals (1.8)%
AstraZeneca plc, ADR .................................. United Kingdom 1,243,989 (61,851,133)

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
a a
Country Shares
a
Value
a a a a a a
Semiconductors & Semiconductor Equipment (3.5)%
Advanced Micro Devices, Inc. ............................ United States 1,071,084 (84,080,094)
Marvell Technology Group Ltd. ........................... United States 660,430 (32,347,862)
(116,427,956)
Software (1.1)%
salesforce.com, Inc. ................................... United States 183,276 (38,830,686)
Total Common Stocks (Proceeds $321,945,276) .................................
(311,103,727)
Total Securities Sold Short (Proceeds $321,945,276) .............................
$(311,103,727)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
See Note 7 regarding holdings of 5% voting securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $233,278,136, representing 6.9% of net assets.
f
A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and/or open written options contracts. At March
31, 2021, the aggregate value of these securities pledged amounted to $340,166,529, representing 10.1% of net assets.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A portion or all of the security purchased on a delayed delivery basis.
k
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
l
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 49 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 243 $ 35,666,325 6/14/21 $ 558,300
Foreign Exchange GBP/USD ................... Short 735 63,306,469 6/14/21 536,866
Total Futures Contracts ...................................................................... $1,095,166
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNY Sell 3,573,000 4,170,870 4/07/21 $ — $ (19,002)
Euro ............. HSBK Sell 1,897,322 2,253,252 4/07/21 28,360 —
Euro ............. SSBT Sell 1,169,814 1,387,517 4/07/21 15,736 —
Euro ............. UBSW Sell 3,051,031 3,626,683 4/07/21 48,897 —
British Pound ...... BNY Sell 1,000,000 1,337,585 4/23/21 — (40,929)
British Pound ...... BOFA Sell 10,023,218 13,508,467 4/23/21 — (308,680)
British Pound ...... HSBK Buy 11,468,178 16,040,055 4/23/21 — (231,010)
British Pound ...... HSBK Sell 118,740,335 158,414,579 4/23/21 — (5,270,633)
British Pound ...... SSBT Sell 22,087,585 29,608,861 4/23/21 — (839,183)
British Pound ...... UBSW Buy 2,862,715 4,009,882 4/23/21 — (63,590)
British Pound ...... UBSW Sell 46,701,176 62,715,714 4/23/21 — (1,662,511)
Euro ............. BOFA Sell 7,444,153 9,057,450 5/17/21 320,687 —
Euro ............. HSBK Sell 1,800,000 2,189,736 5/17/21 77,182 —
Euro ............. SSBT Sell 16,996,580 20,722,910 5/17/21 775,028 —
Euro ............. UBSW Sell 16,996,580 20,734,807 5/17/21 786,925 —
British Pound ...... HSBK Sell 120,181,109 165,968,628 5/19/21 281,984 —
British Pound ...... SSBT Sell 500,000 686,813 5/19/21 — (2,508)
British Pound ...... UBSW Sell 11,540,198 15,882,617 5/19/21 — (27,178)
Euro ............. HSBK Sell 19,338,826 23,551,229 8/23/21 804,859 —
Euro ............. UBSW Sell 2,272,575 2,788,241 8/23/21 115,233 —
Total Forward Exchange Contracts ................................................... $3,254,891 $(8,465,224)
Net unrealized appreciation (depreciation) ............................................ $(5,210,333)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), March 31, 2021
Franklin Mutual Shares Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.1%
Aerospace & Defense 1.8%
BAE Systems plc ..................................... United Kingdom 3,439,829 $ 23,951,742
Huntington Ingalls Industries, Inc. ......................... United States 643,353 132,434,215
156,385,957
Auto Components 0.0%
†
a,b,c,d
International Automotive Components Group Brazil LLC ........ Belgium 7,234,813 130,429
Automobiles 1.0%
b
General Motors Co. .................................... United States 1,479,306 85,000,923
Banks 8.8%
Bank of America Corp. ................................. United States 3,301,200 127,723,428
Citigroup, Inc. ........................................ United States 2,581,206 187,782,737
JPMorgan Chase & Co. ................................. United States 1,163,690 177,148,529
Synovus Financial Corp. ................................ United States 2,365,291 108,212,063
Wells Fargo & Co. ..................................... United States 3,726,503 145,594,472
746,461,229
Beverages 1.0%
Heineken NV ........................................ Netherlands 795,355 81,642,505
Biotechnology 0.8%
b
Alexion Pharmaceuticals, Inc. ............................ United States 442,500 67,662,675
Building Products 2.0%
Johnson Controls International plc ......................... United States 2,898,200 172,935,594
Capital Markets 0.9%
Credit Suisse Group AG, A .............................. Switzerland 7,485,757 79,202,929
Communications Equipment 1.1%
Cisco Systems, Inc. ................................... United States 1,778,410 91,961,581
Consumer Finance 2.3%
Capital One Financial Corp. ............................. United States 1,523,505 193,835,541
Containers & Packaging 1.2%
International Paper Co. ................................. United States 1,837,937 99,377,254
Diversified Financial Services 1.9%
Voya Financial, Inc. .................................... United States 2,584,730 164,492,217
Diversified Telecommunication Services 0.4%
a,b,c
Windstream Holdings, Inc. ............................... United States 2,123,740 32,107,033
Electric Utilities 1.9%
Evergy , Inc. .......................................... United States 1,400,999 83,401,470
Pinnacle West Capital Corp. ............................. United States 1,004,300 81,699,805
165,101,275
Electrical Equipment 2.3%
b
Sensata Technologies Holding plc ......................... United States 3,304,770 191,511,421
Entertainment 1.8%
b,e
Walt Disney Co. (The) .................................. United States 809,423 149,354,732
Equity Real Estate Investment Trusts (REITs) 1.9%
Alexander's, Inc. ...................................... United States 203,066 56,310,202
Uniti Group, Inc. ...................................... United States 1,804,810 19,907,054
Vornado Realty Trust ................................... United States 1,806,122 81,979,878
158,197,134

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing 1.0%
Kroger Co. (The) ...................................... United States 2,382,590 $ 85,749,414
Food Products 3.8%
Archer-Daniels-Midland Co. ............................. United States 1,763,947 100,544,979
Conagra Brands, Inc. .................................. United States 1,105,983 41,584,961
Kraft Heinz Co. (The) .................................. United States 4,448,986 177,959,440
320,089,380
Health Care Equipment & Supplies 2.4%
Medtronic plc ........................................ United States 1,686,654 199,244,437
Health Care Providers & Services 4.6%
Anthem, Inc. ......................................... United States 498,672 178,998,314
CVS Health Corp. ..................................... United States 2,857,715 214,985,900
393,984,214
Household Durables 2.5%
Lennar Corp., A ....................................... United States 931,886 94,334,820
Newell Brands, Inc. .................................... United States 4,483,995 120,081,386
214,416,206
Household Products 0.8%
Energizer Holdings, Inc. ................................ United States 1,353,833 64,252,914
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 10,295,700 135,182,541
Insurance 8.3%
b
Alleghany Corp. ...................................... United States 272,789 170,845,023
Everest Re Group Ltd. ................................. United States 468,627 116,130,457
Hartford Financial Services Group, Inc. (The) ................ United States 2,828,599 188,922,127
MetLife, Inc. ......................................... United States 2,004,530 121,855,379
Willis Towers Watson plc ................................ United States 446,900 102,286,472
700,039,458
IT Services 1.9%
Cognizant Technology Solutions Corp., A .................... United States 2,011,450 157,134,474
Media 4.9%
b
Charter Communications, Inc., A .......................... United States 368,629 227,451,465
Comcast Corp., A ..................................... United States 3,483,800 188,508,418
415,959,883
Oil, Gas & Consumable Fuels 5.1%
BP plc .............................................. United Kingdom 38,411,250 156,002,195
Kinder Morgan, Inc. .................................... United States 5,010,540 83,425,491
Williams Cos., Inc. (The) ................................ United States 8,113,684 192,213,174
431,640,860
Pharmaceuticals 9.1%
b
Elanco Animal Health, Inc. ............................... United States 1,098,048 32,337,513
e
Eli Lilly and Co. ....................................... United States 751,710 140,434,462
GlaxoSmithKline plc ................................... United Kingdom 11,104,122 196,545,771
e
Merck & Co., Inc. ..................................... United States 2,790,872 215,148,323
Novartis AG, ADR ..................................... Switzerland 2,154,441 184,161,617
768,627,686
Semiconductors & Semiconductor Equipment 1.2%
b
Inphi Corp. .......................................... United States 149,300 26,636,613

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc. ........................................... United States 625,800 $ 77,536,620
104,173,233
Software 4.6%
b
Avaya Holdings Corp. .................................. United States 364 10,203
NortonLifeLock , Inc. ................................... United States 5,584,197 118,720,028
Oracle Corp. ......................................... United States 2,844,727 199,614,494
b
Slack Technologies, Inc., A .............................. United States 1,862,600 75,677,438
394,022,163
Specialty Retail 0.0%
a,b,d
Wayne Services Legacy, Inc. ............................. United States 7,469 —
Technology Hardware, Storage & Peripherals 3.7%
Samsung Electronics Co. Ltd. ............................ South Korea 2,325,988 168,858,339
e
Western Digital Corp. .................................. United States 2,166,112 144,587,976
313,446,315
Textiles, Apparel & Luxury Goods 1.4%
b
PVH Corp. .......................................... United States 1,131,600 119,610,120
Tobacco 2.6%
Altria Group, Inc. ...................................... United States 1,780,560 91,093,450
British American Tobacco plc ............................. United Kingdom 3,315,612 126,009,683
217,103,133
Wireless Telecommunication Services 1.5%
b
T-Mobile US, Inc. ..................................... United States 1,031,200 129,199,048
Total Common Stocks (Cost $5,262,106,356) ....................................
7,799,235,908
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b
Windstream Holdings, Inc., 9/21/55 ........................ United States 119,757 1,810,505
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 195,013 1,591,306
Total Warrants (Cost $1,519,716) ..............................................
3,401,811
Principal
Amount
*
Corporate Bonds 4.4%
Airlines 1.7%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 32,633,000 34,001,628
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,611,000 2,780,454
f
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 56,490,000 69,948,178
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 34,753,000 38,141,417
144,871,677
Diversified Telecommunication Services 1.2%
g
Frontier Communications Corp. ,
Senior Note, 10.5%, 9/15/22 ........................... United States 72,365,000 49,660,482

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
g
Frontier Communications Corp., (continued)
Senior Note, 11%, 9/15/25 ............................. United States 81,506,000 $ 55,882,551
105,543,033
Machinery 0.2%
f
Navistar International Corp. , Senior Secured Note , 144A, 9.5% ,
5/01/25 ........................................... United States 15,894,400 17,493,774
Multiline Retail 0.2%
f
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 14,115,000 15,628,269
Software 1.1%
f
Veritas US, Inc. / Veritas Bermuda Ltd. ,
Senior Note, 144A, 10.5%, 2/01/24 ...................... United States 67,505,000 69,277,006
Senior Secured Note, 144A, 7.5%, 9/01/25 ................ United States 19,908,000 20,702,329
89,979,335
Total Corporate Bonds (Cost $379,539,188) .....................................
373,516,088
h
Senior Floating Rate Interests 0.6%
Airlines 0.1%
i,j
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term
Loan , TBD, 4/20/28 .................................. United States 6,825,000 7,000,983
Software 0.5%
i,j
Veritas US, Inc., USD Term Loan , B , TBD, 9/01/25 ............. United States 42,536,132 42,669,057
Total Senior Floating Rate Interests (Cost $48,669,530) ..........................
49,670,040
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 .
United States 14,616,937 14,624,345
Total Asset-Backed Securities (Cost $14,397,683) ...............................
14,624,345
Shares
Companies in Liquidation 0.0%
†
a,b,k
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,k
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,005,034 —
a,b,k
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 194,177,556 291,267
a,b,k
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $6,071,371) ...............................
291,267
Total Long Term Investments (Cost $5,712,303,844) .............................
8,240,739,459
a
Short Term Investments 2.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.2%
l
U.S. Treasury Bills ,
6/08/21 ........................................... United States 2,500,000 2,499,976
e
6/15/21 ........................................... United States 20,500,000 20,500,000

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
l
U.S. Treasury Bills, (continued)
6/17/21 ........................................... United States 13,500,000 $ 13,499,711
6/22/21 ........................................... United States 7,500,000 7,499,863
6/24/21 ........................................... United States 10,000,000 9,999,825
7/01/21 ........................................... United States 20,000,000 19,998,989
7/08/21 ........................................... United States 16,500,000 16,499,383
7/22/21 ........................................... United States 11,500,000 11,499,553
8/05/21 ........................................... United States 14,500,000 14,499,400
8/12/21 ........................................... United States 2,000,000 1,999,910
8/26/21 ........................................... United States 65,000,000 64,995,355
183,491,965
Total U.S. Government and Agency Securities (Cost $183,464,215) ................
183,491,965
Total Short Term Investments (Cost $183,464,215 ) ...............................
183,491,965
a
Total Investments (Cost $5,895,768,059) 99.4% ..................................
$8,424,231,424
Securities Sold Short (3.4)% ..................................................
(290,073,270)
Other Assets, less Liabilities 4.0% .............................................
338,068,246
Net Assets 100.0% ...........................................................
$8,472,226,400
Shares
Securities Sold Short (3.4)%
Common Stocks (3.4)%
Insurance (1.3)%
Aon plc, A ........................................... United States 482,652 (111,063,052)
Pharmaceuticals (0.5)%
AstraZeneca plc, ADR .................................. United Kingdom 940,003 (46,736,949)
Semiconductors & Semiconductor Equipment (1.2)%
Advanced Micro Devices, Inc. ............................ United States 1,078,504 (84,662,564)
Marvell Technology Group Ltd. ........................... United States 346,824 (16,987,439)
(101,650,003)
Software (0.4)%
salesforce.com, Inc. ................................... United States 144,538 (30,623,266)
Total Common Stocks (Proceeds $294,727,930) .................................
(290,073,270)
Total Securities Sold Short (Proceeds $294,727,930) .............................
$(290,073,270)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
See Note 7 regarding holdings of 5% voting securities.
e
A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and/or open written options contracts. At March
31, 2021, the aggregate value of these securities pledged amounted to $318,342,627, representing 3.8% of net assets.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $267,973,055, representing 3.2% of net assets.
g
Defaulted security or security for which income has been deemed uncollectible.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A portion or all of the security purchased on a delayed delivery basis.
k
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
l
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 52 $ 7,632,300 6/14/21 $ 119,639
Foreign Exchange GBP/USD ................... Short 658 56,674,362 6/14/21 487,047
Total Futures Contracts ...................................................................... $606,686
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Buy 530,043 640,679 4/07/21 $ — $ (19,125)
Euro ............. HSBK Sell 620,554 735,983 4/07/21 8,292 —
Euro ............. SSBT Sell 664,274 787,896 4/07/21 8,936 —
Euro ............. UBSW Buy 2,609,779 3,157,052 4/07/21 — (96,699)
Euro ............. UBSW Sell 1,854,995 2,199,497 4/07/21 24,243 —
British Pound ...... BOFA Sell 3,347,709 4,452,018 4/23/21 — (162,846)
British Pound ...... HSBK Buy 8,897,116 12,325,010 4/23/21 — (60,213)
British Pound ...... HSBK Sell 23,363,074 31,141,852 4/23/21 — (1,064,472)
British Pound ...... SSBT Buy 6,748,659 9,428,044 4/23/21 — (124,923)
British Pound ...... SSBT Sell 577,853 774,243 4/23/21 — (22,336)
British Pound ...... UBSW Buy 2,151,965 2,950,775 4/23/21 15,740 —
British Pound ...... UBSW Sell 2,750,000 3,693,248 4/23/21 — (97,666)
South Korean Won .. HSBK Buy 29,629,772,661 27,314,829 5/14/21 — (1,040,510)
South Korean Won .. HSBK Sell 123,344,857,123 110,260,523 5/14/21 883,977 —
South Korean Won .. UBSW Buy 59,314,683,600 53,617,793 5/14/21 — (1,020,260)
South Korean Won .. UBSW Sell 61,526,168,481 54,948,574 5/14/21 389,998 —
Euro ............. HSBK Buy 995,858 1,204,759 5/17/21 — (35,979)
Euro ............. SSBT Sell 8,832,864 10,769,382 5/17/21 402,770 —
Euro ............. UBSW Sell 8,832,864 10,775,565 5/17/21 408,953 —
Swiss Franc ....... BOFA Buy 3,202,146 3,397,873 5/17/21 — (5,618)
Swiss Franc ....... HSBK Buy 401,818 432,081 5/17/21 — (6,407)
Swiss Franc ....... HSBK Sell 44,977,282 50,669,493 5/17/21 3,021,939 —
Swiss Franc ....... UBSW Buy 12,463,139 13,245,377 5/17/21 — (42,310)
Swiss Franc ....... UBSW Sell 45,779,496 51,527,712 5/17/21 3,030,317 —

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 49 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... HSBK Sell 450,931 636,178 5/19/21 $ 14,506 $ —
British Pound ...... UBSW Sell 715,119 999,408 5/19/21 13,515 —
South Korean Won .. HSBK Buy 48,264,251,000 44,079,694 6/18/21 — (1,279,681)
South Korean Won .. HSBK Sell 117,096,677,745 106,015,066 6/18/21 2,175,489 —
South Korean Won .. UBSW Sell 25,972,019,912 23,456,061 6/18/21 424,463 —
Euro ............. HSBK Sell 1,026,447 1,227,581 8/23/21 20,272 —
Euro ............. SSBT Sell 14,544,038 17,311,197 8/23/21 204,469 —
Euro ............. UBSW Sell 6,712,261 8,032,979 8/23/21 138,003 —
Total Forward Exchange Contracts ................................................... $11,185,882 $(5,079,045)
Net unrealized appreciation (depreciation) ............................................ $6,106,837
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At March 31, 2021, the Funds received United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as
collateral for derivatives, as follows:
Franklin Mutual Beacon Fund - $1,276,075
Franklin Mutual European Fund - $7,545,102
Franklin Mutual Financial Services Fund - $1,803,852
Franklin Mutual Global Discovery Fund - $24,551,042
Franklin Mutual Shares Fund - $6,134,229
Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Franklin Mutual Beacon Fund – Futures and forwards
Franklin Mutual European Fund – Futures and forwards
Franklin Mutual Financial Services Fund – Futures and forwards
Franklin Mutual Global Discovery Fund – Futures and forwards
Franklin Mutual Quest Fund – Futures, forwards and options
Franklin Mutual Shares Fund – Futures and forwards
3. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At March 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 – 12/26/08 $ 1,890,264 $ 51,313
Total Restricted Securities (Value is 0.0%* of Net Assets) ............. $1,890,264 $51,313
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 – 12/26/08 $ 2,536,498 $ 68,857
Total Restricted Securities (Value is 0.0%* of Net Assets) ............. $2,536,498 $68,857
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 – 12/26/08 $ 1,692,334 $ 45,941
224,279 Sorenson Communications LLC, Membership Interests 4/30/14 — 168,209,173
1,623,438
a
Windstream Holdings, Inc. ..................... 9/21/20 12,859,476 24,543,389
Total Restricted Securities (Value is 5.73% of Net Assets) ............. $14,551,810 $192,798,503
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 – 12/26/08 $ 4,804,678 $ 130,429
2,123,740
b
Windstream Holdings, Inc. ..................... 9/21/20 16,822,436 32,107,033
Total Restricted Securities (Value is 0.38% of Net Assets) ............. $21,627,114 $32,237,462

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
7. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended March 31, 2021 , investments in “affiliated companies” were as follows:
*
Rounds to less than 0.1% of net assets.
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,383,992 as of March 31, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,810,505 as of March 31, 2021.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Mutual European Fund
Controlled Affiliates
a
Dividends
Euro Wagon LP .......... $ — $ — $ — $ (5,650,155)
b
$ — $ —
c
— $ —
Total Affiliated Securities
(Value is —% of Net Assets) . $— $— $— $ (5,650,155) $ — $— $—
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp ...... $146,965 $— $— $— $(28,036) $118,929 226,100 $288
Total Affiliated Securities
(Value is 0.0%
†
of Net Assets) $146,965 $— $— $ — $ (28,036) $118,929 $288
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Advanced Emissions Solutions
Inc .................. $9,483,150 $— $(272,280) $(608,674) $605,002 $9,207,198 1,674,036 $—
Sorenson Communications
LLC, Membership Interests .. 168,209,173 — — — — 168,209,173 224,279 —
Wayne Services Legacy, Inc. . — — — — — — 7,104 —
Interest
Sorenson Communications
LLC, First Lien, Initial Term
Loan. ................. 8,929,446 — (8,886,214)
b
231,692 (274,924) —
c
— 148,631
TRU Kids Parent LLC ...... 16,218,825 — (18,114,642)
b
(16,695,457) 18,591,274 —
c
— —
Total Affiliated Securities
(Value is 5.3% of Net Assets) . $202,840,594 $— $(27,273,136) $ (17,072,439) $ 18,921,352 $177,416,371 $148,631
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil LLC $153,856 $— $— $— $(23,427) $130,429 7,234,813 $—
TRU Kids Parent LLC ...... 17,051,583 — (19,044,741)
b
(17,552,688) 19,545,846 —
c
— —
6. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
8. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2021 , investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Mutual Shares Fund (continued)
Non-Controlled Affiliates
Wayne Services Legacy, Inc. . $ — $ — $ — $ — $ — $ — 7,469 $ —
Total Affiliated Securities
(Value is 0.0%
†
of Net Assets) $17,205,439 $— $(19,044,741) $ (17,552,688) $ 19,522,419 $130,429 $—
*
In U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Issuer in which the Fund owns 25% or more of the outstanding voting securities.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
c
As of March 31, 2021, no longer held by the fund.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual European Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $9,000 $(9,000) $ — $ — $—
a
— $—
Total Affiliated Securities .... $— $9,000 $(9,000) $— $— $— $—
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $391,000 $14,000 $(405,000) $ — $ — $—
a
— $—
Total Affiliated Securities .... $391,000 $14,000 $(405,000) $— $— $— $—
7. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
 The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
 A summary of inputs used as of March 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $6,000 $(6,000) $— $ — $—
a
— $—
Total Affiliated Securities .... $— $6,000 $(6,000) $— $— $— $—
a
As of March 31, 2021, no longer held by the fund.
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ — $ — $ 51,313 $ 51,313
Banks ............................... 270,399,570 88,933,738 — 359,333,308
Beverages ........................... — 129,947,752 — 129,947,752
Biotechnology ......................... 20,872,215 — — 20,872,215
Chemicals ........................... — 106,453,562 — 106,453,562
Diversified Telecommunication Services ..... — 167,662,818 — 167,662,818
Electrical Equipment .................... 145,247,445 — — 145,247,445
Entertainment ......................... 122,761,156 — — 122,761,156
Equity Real Estate Investment Trusts (REITs) . 118,832,557 — — 118,832,557
Health Care Equipment & Supplies ......... 132,927,791 — — 132,927,791
Health Care Providers & Services .......... 74,818,820 — — 74,818,820
Insurance ............................ 112,397,132 — — 112,397,132
IT Services ........................... 106,565,835 — — 106,565,835
Media ............................... 151,408,687 — — 151,408,687
8. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Pharmaceuticals ....................... $ 403,363,856 $ 169,264,601 $ — $ 572,628,457
Semiconductors & Semiconductor Equipment . 32,532,183 — — 32,532,183
Software ............................. 232,563,228 — — 232,563,228
Technology Hardware, Storage & Peripherals . 132,190,966 — — 132,190,966
Textiles, Apparel & Luxury Goods .......... 108,756,487 138,655,446 — 247,411,933
Tobacco ............................. — 73,235,319 — 73,235,319
Preferred Stocks ........................ — 258,926,093 — 258,926,093
Warrants .............................. 1,127,120 — — 1,127,120
Corporate Bonds ........................ — 58,107,492 — 58,107,492
Senior Floating Rate Interests ............... — 12,618,838 — 12,618,838
Companies in Liquidation .................. — — 69,424
a
69,424
Short Term Investments ................... 50,997,952 — — 50,997,952
Total Investments in Securities ........... $2,217,763,000 $1,203,805,659
b
$120,737 $3,421,689,396
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,993,132 $ — $ 2,993,132
Futures contracts ........................ 507,92 2 — — 507,92 2
Total Other Financial Instruments ......... $507,922 $2,993,132 $— $3,501,054
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 76,712,142 — — 76,712,142
Forward exchange contracts ................ $ — $ 1,269,257 $ — $ 1,269,257
Total Other Financial Instruments ......... $76,712,142 $1,269,257 $— $77,981,399
Franklin Mutual European Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 15,555,592 — 15,555,592
Auto Components ...................... — 25,734,925 — 25,734,925
Banks ............................... — 49,567,596 — 49,567,596
Beverages ........................... — 36,002,456 — 36,002,456
Capital Markets ........................ — 12,568,704 — 12,568,704
Chemicals ........................... — 34,004,472 — 34,004,472
Commercial Services & Supplies ........... — 15,656,190 — 15,656,190
Construction & Engineering ............... — 10,134,799 — 10,134,799
Construction Materials .................. — 52,224,763 — 52,224,763
Diversified Telecommunication Services ..... — 51,216,052 — 51,216,052
Electrical Equipment .................... 2,332,058 — — 2,332,058
Energy Equipment & Services ............. 11,481,503 — — 11,481,503
Health Care Providers & Services .......... — 18,449,993 — 18,449,993
Hotels, Restaurants & Leisure ............. — 22,798,368 — 22,798,368
Household Durables .................... — 6,270,374 — 6,270,374
Household Products .................... — 19,559,383 — 19,559,383
Industrial Conglomerates ................ — 18,244,917 — 18,244,917
Insurance ............................ 8,447,524 68,913,367 — 77,360,891
IT Services ........................... — 20,642,061 — 20,642,061
Machinery ............................ 22,503,867 — — 22,503,867
Oil, Gas & Consumable Fuels ............. — 47,248,614 — 47,248,614
Pharmaceuticals ....................... — 53,896,969 — 53,896,969
Software ............................. — 15,550,377 — 15,550,377
Textiles, Apparel & Luxury Goods .......... — 30,434,649 — 30,434,649
Tobacco ............................. — 18,110,045 — 18,110,045
8. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual European Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Trading Companies & Distributors .......... $ — $ 51,856,333 $ — $ 51,856,333
Wireless Telecommunication Services ....... — 14,171,867 — 14,171,867
Warrants .............................. 180,138 — — 180,138
Short Term Investments ................... 12,899,421 — — 12,899,421
Total Investments in Securities ........... $57,844,511 $708,812,866
c
$— $766,657,377
Other Financial Instruments:
Forward exchange contracts ............... — 10,950,565 — 10,950,565
Futures contracts ........................ 3,455,682 — — 3,455,682
Total Other Financial Instruments ......... $3,455,682 $10,950,565 $— $14,406,247
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 593,547 — 593,547
.............................................................. $— $— $— $—
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... 78,855,851 96,145,410 — 175,001,261
Capital Markets ........................ — 23,862,650 — 23,862,650
Consumer Finance ..................... 14,887,182 — — 14,887,182
Diversified Financial Services ............. 17,580,550 7,141,074 — 24,721,624
Household Durables .................... 8,124,161 — — 8,124,161
Insurance ............................ 80,973,237 46,554,768 — 127,528,005
Real Estate Management & Development .... 208,451 — — 208,451
Thrifts & Mortgage Finance ............... — 3,247,126 — 3,247,126
Short Term Investments ................... 3,999,899 — — 3,999,899
Total Investments in Securities ........... $204,629,331 $176,951,028
d
$— $381,580,359
Other Financial Instruments:
Forward exchange contracts ............... — 2,960,186 — 2,960,186
Futures contracts ........................ 225,225 — — 225,225
Total Other Financial Instruments ......... $225,225 $2,960,186 $— $3,185,411
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 219,841 — 219,841
.............................................................. $— $— $— $—
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 151,888,089 — 151,888,089
Auto Components ...................... — — 68,857 68,857
Automobiles .......................... 165,154,520 — — 165,154,520
Banks ............................... 588,369,212 234,547,593 — 822,916,805
Beverages ........................... — 127,584,666 — 127,584,666
Biotechnology ......................... 75,980,979 — — 75,980,979
Building Products ...................... 169,809,304 — — 169,809,304
Capital Markets ........................ — 230,162,596 — 230,162,596
Chemicals ........................... — 326,550,688 — 326,550,688
Communications Equipment .............. 110,086,970 — — 110,086,970
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Construction Materials .................. $ — $ 142,689,537 $ — $ 142,689,537
Consumer Finance ..................... 206,617,067 — — 206,617,067
Containers & Packaging ................. 105,282,292 — — 105,282,292
Diversified Financial Services ............. 204,077,761 — — 204,077,761
Diversified Telecommunication Services ..... — 199,538,362 — 199,538,362
Entertainment ......................... 181,652,744 — — 181,652,744
Food Products ........................ 191,664,000 — — 191,664,000
Health Care Equipment & Supplies ......... 240,264,725 — — 240,264,725
Health Care Providers & Services .......... 492,646,997 — — 492,646,997
Hotels, Restaurants & Leisure ............. — 124,496,373 — 124,496,373
Industrial Conglomerates ................ 168,906,290 — — 168,906,290
Insurance ............................ 623,461,135 345,376,603 — 968,837,738
IT Services ........................... 201,166,031 57,204,597 — 258,370,628
Media ............................... 260,977,864 — — 260,977,864
Oil, Gas & Consumable Fuels ............. 643,228,913 240,563,708 — 883,792,621
Pharmaceuticals ....................... 712,181,256 299,719,892 — 1,011,901,148
Semiconductors & Semiconductor Equipment . 118,756,599 151,406,954 — 270,163,553
Software ............................. 475,601,900 — — 475,601,900
Technology Hardware, Storage & Peripherals . 211,639,486 240,950,853 — 452,590,339
Textiles, Apparel & Luxury Goods .......... — 147,612,969 — 147,612,969
Tobacco ............................. 133,360,153 222,784,436 — 356,144,589
Wireless Telecommunication Services ....... — 77,837,280 — 77,837,280
Preferred Stocks ........................ — 123,150,996 — 123,150,996
Warrants .............................. 3,479,247 — — 3,479,247
Corporate Bonds ........................ — 387,674,128 — 387,674,128
Senior Floating Rate Interests ............... — 8,734,559 — 8,734,559
Companies in Liquidation .................. — — 213,488
a
213,488
Short Term Investments ................... 167,190,730 — — 167,190,730
Total Investments in Securities ........... $6,451,556,175 $3,840,474,879
e
$282,345 $10,292,313,399
Other Financial Instruments:
Forward exchange contracts ............... — 30,003,081 — 30,003,081
Futures contracts ........................ 8,745,372 — — 8,745,372
Total Other Financial Instruments ......... $8,745,372 $30,003,081 $— $38,748,453
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 327,601,094 — — 327,601,094
Forward exchange contracts ................ — 3,386,758 — 3,386,758
Total Other Financial Instruments ......... $327,601,094 $3,386,758 $— $330,987,852
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 73,282,600 27,291,199 — 100,573,799
Auto Components ...................... — — 45,941 45,941
Banks ............................... — 5,801,621 — 5,801,621
Beverages ........................... — 19,794,860 — 19,794,860
Biotechnology ......................... 89,544,096 — — 89,544,096
Chemicals ........................... 9,207,198 19,641,027 — 28,848,225
Commercial Services & Supplies ........... — 93,188,095 — 93,188,095
Diversified Financial Services ............. 99,150,229 15,322,920 — 114,473,149
Diversified Telecommunication Services ..... 48,493,309 50,556,509 192,752,562 291,802,380
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electric Utilities ........................ $ 44,442,045 $ — $ — $ 44,442,045
Entertainment ......................... 18,913,300 — — 18,913,300
Equity Real Estate Investment Trusts (REITs) . 36,416,259 — — 36,416,259
Health Care Equipment & Supplies ......... 12,066,153 — — 12,066,153
Health Care Providers & Services .......... 9,871,125 — — 9,871,125
Insurance ............................ 288,512,202 198,459,110 — 486,971,312
IT Services ........................... 29,739,425 — — 29,739,425
Media ............................... 28,768,025 — — 28,768,025
Oil, Gas & Consumable Fuels ............. 88,473,470 104,686,575 — 193,160,045
Pharmaceuticals ....................... 172,502,743 116,939,821 — 289,442,564
Semiconductors & Semiconductor Equipment . 129,206,418 — — 129,206,418
Software ............................. 259,500,365 — — 259,500,365
Specialty Retail ........................ — — —
a
—
Technology Hardware, Storage & Peripherals . 32,579,473 — — 32,579,473
Tobacco ............................. 76,476,270 189,268,098 — 265,744,368
Wireless Telecommunication Services ....... — 69,872,752 — 69,872,752
Warrants :
Diversified Telecommunication Services ..... — — 1,383,992 1,383,992
Media ............................... — — 750,471
a
750,471
Software ............................. 1,944,079 — — 1,944,079
Corporate Bonds ........................ — 360,869,536 — 360,869,536
Senior Floating Rate Interests ............... — 76,698,263 — 76,698,263
Asset-Backed Securities .................. — 5,867,396 — 5,867,396
Companies in Liquidation .................. — — 156,263
a
156,263
Options purchased ....................... 247,500 — — 247,500
Short Term Investments ................... 183,293,142 — — 183,293,142
Total Investments in Securities ........... $1,732,629,426 $1,354,257,782
f
$195,089,229 $3,281,976,437
Other Financial Instruments:
Forward exchange contracts ............... — 3,254,891 — 3,254,891
Futures contracts ........................ 1,095,166 — — 1,095,166
Total Other Financial Instruments ......... $1,095,166 $3,254,891 $— $4,350,057
Liabilities:
Other Financial Instruments:
Options written .......................... $ 620,000 $ — $ — $ 620,000
Securities Sold Short ..................... 311,103,727 — — 311,103,727
Forward exchange contracts ................ — 8,465,224 — 8,465,224
Total Other Financial Instruments ......... $311,723,727 $8,465,224 $— $320,188,951
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 132,434,215 23,951,742 — 156,385,957
Auto Components ...................... — — 130,429 130,429
Automobiles .......................... 85,000,923 — — 85,000,923
Banks ............................... 746,461,229 — — 746,461,229
Beverages ........................... — 81,642,505 — 81,642,505
Biotechnology ......................... 67,662,675 — — 67,662,675
Building Products ...................... 172,935,594 — — 172,935,594
Capital Markets ........................ — 79,202,929 — 79,202,929
Communications Equipment .............. 91,961,581 — — 91,961,581
Consumer Finance ..................... 193,835,541 — — 193,835,541
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Containers & Packaging ................. $ 99,377,254 $ — $ — $ 99,377,254
Diversified Financial Services ............. 164,492,217 — — 164,492,217
Diversified Telecommunication Services ..... — — 32,107,033 32,107,033
Electric Utilities ........................ 165,101,275 — — 165,101,275
Electrical Equipment .................... 191,511,421 — — 191,511,421
Entertainment ......................... 149,354,732 — — 149,354,732
Equity Real Estate Investment Trusts (REITs) . 158,197,134 — — 158,197,134
Food & Staples Retailing ................. 85,749,414 — — 85,749,414
Food Products ........................ 320,089,380 — — 320,089,380
Health Care Equipment & Supplies ......... 199,244,437 — — 199,244,437
Health Care Providers & Services .......... 393,984,214 — — 393,984,214
Household Durables .................... 214,416,206 — — 214,416,206
Household Products .................... 64,252,914 — — 64,252,914
Industrial Conglomerates ................ 135,182,541 — — 135,182,541
Insurance ............................ 700,039,458 — — 700,039,458
IT Services ........................... 157,134,474 — — 157,134,474
Media ............................... 415,959,883 — — 415,959,883
Oil, Gas & Consumable Fuels ............. 275,638,665 156,002,195 — 431,640,860
Pharmaceuticals ....................... 572,081,915 196,545,771 — 768,627,686
Semiconductors & Semiconductor Equipment . 104,173,233 — — 104,173,233
Software ............................. 394,022,163 — — 394,022,163
Specialty Retail ........................ — — —
a
—
Technology Hardware, Storage & Peripherals . 144,587,976 168,858,339 — 313,446,315
Textiles, Apparel & Luxury Goods .......... 119,610,120 — — 119,610,120
Tobacco ............................. 91,093,450 126,009,683 — 217,103,133
Wireless Telecommunication Services ....... 129,199,048 — — 129,199,048
Warrants :
Diversified Telecommunication Services ..... — — 1,810,505 1,810,505
Software ............................. 1,591,306 — — 1,591,306
Corporate Bonds ........................ — 373,516,088 — 373,516,088
Senior Floating Rate Interests ............... — 49,670,040 — 49,670,040
Asset-Backed Securities .................. — 14,624,345 — 14,624,345
Companies in Liquidation .................. — — 291,267
a
291,267
Short Term Investments ................... 183,491,965 — — 183,491,965
Total Investments in Securities ........... $7,119,868,553 $1,270,023,637
g
$34,339,234 $8,424,231,424
Other Financial Instruments:
Forward exchange contracts ............... — 11,185,882 — 11,185,882
Futures contracts ........................ 606,686 — — 606,686
Total Other Financial Instruments ......... $606,686 $11,185,882 $— $11,792,568
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 290,073,270 — — 290,073,270
Forward exchange contracts ................ — 5,079,045 — 5,079,045
Total Other Financial Instruments ......... $290,073,270 $5,079,045 $— $295,152,315
a
Includes securities determined to have no value at March 31, 2021.
b
Includes foreign securities valued at $1,133,079,329, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
c
Includes foreign securities valued at $708,812,866, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. The reconciliation for the three months ended March
31, 2021, is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2021, are as follows:
d
Includes foreign securities valued at $176,832,099 , which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $3,444,066,192, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
f
Includes foreign securities valued at $910,822,587, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $832,213,164, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components .... $ 54,192 $ — $ — $ — $ — $ — $ — $ (8,251) $ 45,941 $ (8,251)
Diversified
Telecommunication
Services .......... 189,701,869 — — — — — — 3,050,693 192,752,562 3,050,693
Media ........... 286,937 —  — — —  (519,612) — 232,675 — —
Specialty Retail ..... 16,218,825
b
— (18,114,642) — — — (16,695,457) 18,591,274 —
b
—
Warrants :
Diversified
Telecommunication
Services .......... 1,211,964 — — — — — — 172,028 1,383,992 172,028
Media ........... 37,851
b
— — — — — — 712,620 750,471
b
712,620
Companies in Liquidation 156,262
b
— — — — — — — 156,262
b
—
Total Investments in Securities . $207,667,900 $— $(18,114,642) $— $— $(519,612) $(16,695,457) $22,751,039 $195,089,228 $3,927,090
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
b
Includes securities determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Telecommunication
Services .............
$192,752,562 Market comparables Discount for lack of
marketability
10.0% Decrease
c
EV/EBITDA multiple 4.0x - 6.8x
(6.4x)
Increase
d
Market transactions Transaction price
weighting
50.0% Increase
All Other Investments............. 2,336,666
e, f
Total................................. $195,089,228
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
f
Includes securities determined to have no value at March 31, 2021.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
Counterparty
BNY
Bank of New York
BOFA
Bank of America Corp.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Cu r rency
CAD
Canadian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
TBD
To Be Determined